Retirement, Postretirement And Other Benefit Plans (Schedule Of Asset Fair Value Measurements) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Cash	$ 0.2	$ 0.3
Total assets at fair value	356.9	346.3
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	70.4	62.7
Common Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	179.3	183.0
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	18.1	23.3
Exchange Traded Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	21.2	19.6
Short Term Investment Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	4.1	5.5
Partnership - Emerging Markets Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	9.7	10.5
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	22.9	13.9
Unitized Insurance Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		27.2
Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	31.0	0.3
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash	0.2	0.3
Total assets at fair value	109.9	105.9
Level 1 [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	70.4	62.7
Level 1 [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	18.1	23.3
Level 1 [Member] | Exchange Traded Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	21.2	19.6
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	183.4	215.7
Level 2 [Member] | Common Collective Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	179.3	183.0
Level 2 [Member] | Short Term Investment Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	4.1	5.5
Level 2 [Member] | Unitized Insurance Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		27.2
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	63.6	24.7
Level 3 [Member] | Partnership - Emerging Markets Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	9.7	10.5
Level 3 [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	22.9	13.9
Level 3 [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	$ 31.0	$ 0.3